Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets
Beginning balance	€ 10,499	€ 11,525
Additions to right-of-use assets	3,143	1,612
Transfer		(144)
Disposal of right-of-use assets		(4)
Depreciation	(3,623)	(2,977)	€ (1,941)
Indexation impact	1,256	488
Ending balance	11,275	10,499	11,525
Rights to land and buildings including leasehold improvements [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance	10,034	10,910
Additions to right-of-use assets	3,126	1,526
Depreciation	(3,553)	(2,889)
Indexation impact	1,256	488
Ending balance	10,863	10,034	10,910
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance	54	43
Additions to right-of-use assets		63
Disposal of right-of-use assets		(3)
Depreciation	(19)	(49)
Ending balance	35	54	43
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets
Beginning balance	411	428
Additions to right-of-use assets	17	23
Disposal of right-of-use assets		(1)
Depreciation	(51)	(39)
Ending balance	€ 377	411	428
Office and other equipment [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance		144
Transfer		€ (144)
Ending balance			€ 144